                                             UAM Funds
                                             Funds for the Informed Investor/sm/

Acadian Emerging Markets Portfolio
Annual Report                                                   October 31, 2001

                                                                          UAM(R)

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 2001

--------------------------------------------------------------------------------
                          TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter .......................................................   1
Statement of Net Assets ....................................................   6
Statement of Operations ....................................................  16
Statement of Changes in Net Assets .........................................  17
Financial Highlights .......................................................  18
Notes to Financial Statements ..............................................  19
Report of Independent Accountants ..........................................  25
--------------------------------------------------------------------------------

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

October 31, 2001

Dear Shareholder:

We are pleased to present the annual report for the Acadian Emerging Markets Portfolio. This commentary covers the twelve months from November 1, 2000 to October 31, 2001, focusing on the Portfolio's performance and some of the economic and market conditions that impacted returns.

Portfolio Performance Review

For the year ended October 31, 2001, the Acadian Emerging Markets Portfolio returned -13.40%, versus -21.44% for the IFC Investable Index, a widely-followed emerging markets benchmark.

Economic and Market Conditions

The emerging markets faced a challenging period over the 12 months ended October 31, 2001. At the close of the first half, returns for the major regions were down by an average of 5% in U.S. dollar terms, reflecting investors' continued concerns over slowing world economic growth, particularly in the U.S., and its likely influence on export-dependent emerging economies. The second half began in tentatively positive territory but quickly fell back again amid investor worries over declining GDP growth in major world regions, the ongoing Argentine debt situation and Turkey's faltering currency. Asian markets were generally soft on disappointing corporate earnings reports and the region's perceived overdependency on the microchip industry. Following the September 11th terrorist attacks, emerging markets fell across the board into sharply negative territory, registering an average drop of -15%. Asia's export-oriented economies suffered amid concern over a further downturn in consumer confidence, particularly among the chip stocks as industry reports showed a continuing decline in semiconductor demand, and Latin American economies continued to be gripped by uncertainty over ongoing debt and currency problems. The fiscal year ended on a moderately up note, however, as most emerging markets rebounded to at least some degree in October. Asian markets such as South Korea and Taiwan reacted positively to signs that the U.S. consumer market was holding its own, at least for the time being, and the region's beaten-down information technology sector was boosted by forecasts that memory chip prices will increase next year.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

Investment Strategy Used During the Period

Acadian's portfolio strategy remained consistent, systematically evaluating a broad range of emerging markets based on fundamental value characteristics and other factors, and then targeting attractively valued stocks within markets as quantified by our multi-factor stock valuation models. The portfolio measures favorably relative to the benchmark on such key value attributes as price/book, price/earnings, and price/sales. Key country overweightings included Egypt, Venezuela, Indonesia, Malaysia, and Poland. The Portfolio was underweighted in Mexico, Brazil, Taiwan, and South Korea.

Commentary on the Fund's Investment Performance

As noted above, the Acadian Emerging Markets Portfolio returned -13.40% for the twelve months ending October 31, 2001, versus a return of -21.44% for the IFC Investable Index. The 804 basis points of excess return resulted from positive country weighting returns (contributing +404 basis points versus the benchmark) coupled with positive stock selection returns (contributing +400 basis points versus the benchmark). The Portfolio's performance during the period was enhanced by investments in:

     . Egypt: Stock selection in Egypt added 140 basis points, primarily in the financial and manufacturing sectors.

     . Taiwan: The Portfolio gained 150 basis points from stock selection in Taiwan as the information technology sector began to recover.

     . Venezuela: The Portfolio gained 70 basis points from its overweighting in Venezuela, one of the few markets to post a positive return over the period. Stock selection also contributed to return.

     . Other: The Portfolio also benefited from overweightings in Indonesia and Poland, which added 70 and 30 basis points respectively to the portfolio.

The Portfolio saw negative active returns from the following investments:

     . Brazil: Stock selection in Brazil detracted 90 basis points, with holdings focused on utilities and financial stocks.

     . Mexico: The Portfolio's underweighting in Mexico detracted 70 basis points.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

Evaluation and Current Outlook

Looking ahead, we remain confident in our disciplined, value-oriented approach and its ability to systematically identify attractive opportunities.

The tragic events of September 11th overshadowed and exacerbated an already sharp slowdown in global economic growth, with emerging markets especially hard hit by investors' concerns in the aftermath of the attacks. Emerging stock markets will likely continue to experience higher volatility as market participants assess implications for the global economy and individual companies. However, we believe that many emerging equity markets are now priced at very attractive valuations and could be leaders when a more positive world investment outlook inevitably reasserts itself.

Looking ahead more broadly, we believe the long-term case for emerging markets remains solid. Economic and corporate restructuring efforts should reap rewards in the coming years. Emerging markets should continue to experience the economy-boosting power of expanding access to global markets and enjoy domestic investor bases that should grow steadily along with rising incomes and education levels. The recent addition of China and Taiwan to the World Trade Organization membership should also provide further economic stimulus going forward.

If we can provide any further information, please let us know.

Sincerely,

/s/ Churchill G. Franklin

Churchill G. Franklin
Executive Vice President

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

There are no assurances that a portfolio will meet its stated objectives.

A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                      Definition of the Comparative Indices
                      -------------------------------------

IFC Investable Index is an unmanaged index maintained by the International Finance Corporation that precisely measures the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $100,000 Investment

                                    [CHART]

                                             ---------------------------------
                                             AVERAGE ANNUAL TOTAL RETURN**
                                             FOR PERIOD ENDED OCTOBER 31, 2001
                                             ---------------------------------
                                                                     Since
                                             1 Year     5 Years     6/17/93*
                                             ---------------------------------
                                             -13.40%     -6.86     -1.79%
                                             ---------------------------------

         Date             Acadian Emerging                IFC Investable
                          Markets Portfolio               Composite Index
        6/17/93*              $100,000                        $100,000
        Oct 93                $113,406                        $125,716
        Oct 94                $140,884                        $160,213
        Oct 95                $112,764                        $122,515
        Oct 96                $122,597                        $135,366
        Oct 97                $115,903                        $121,776
        Oct 98                $ 73,981                        $ 86,424
        Oct 99                $104,675                        $123,491
        Oct 00                $ 99,232                        $110,759
        Oct 01                $ 85,935                        $ 87,013

 *   Beginning of operations. Index comparisons begin on 6/30/93.
** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

               See definition of comparative indicies on page 4.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 2001

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
FOREIGN COMMON STOCK - 89.2%

                                                              Shares      Value
                                                              ------      -----
ARGENTINA -- 0.2%
  Central Puerto* ......................................      78,000   $ 41,352
                                                                       --------
BRAZIL -- 0.6%
  Brasil Telecom Participacoes .........................  18,111,794     99,367
  Bunge Alimentos* .....................................         911          1
  Centrais Geradoras do Sul do Brasil ..................       1,020          1
  Cia Saneamento Basico ................................         138          6
  Companhia de Bebidas das Americas ....................         860        125
  Embratel Participacoes ...............................         794          2
  Seara Alimentos ......................................         911          1
  Serrana ..............................................       3,909          2
  Sociedad de Participacoes Cime (b)* ..................     131,000         --
  Tele Celular Sul Participacoes .......................         794          1
  Tele Centro Oeste Celular Participacoes ..............         794          2
  Tele Nordeste Celular Participacoes ..................         794          1
  Tele Norte Celular Participacoes .....................         794         --
  Tele Norte Leste Participacoes .......................         794          7
  Telecomunicacoes de Sao Paulo ........................         794          6
  Telefonica Data Brasil Holding* ......................         794         --
  Telemig Celular Participacoes ........................         794          1
  Telesp Celular Participacoes .........................         794          1
                                                                       --------
                                                                         99,524
                                                                       --------
CHILE -- 3.9%
  Banco de A. Edwards ADR ..............................       2,900     43,645
  Banco Santander-Chile ADR ............................       4,700     75,905
  Banco Santiago ADR ...................................       4,000     84,000
  Enersis ADR ..........................................      16,100    198,191
  Masisa ADR ...........................................      28,300    285,547
                                                                       --------
                                                                        687,288
                                                                       --------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 2001

--------------------------------------------------------------------------------

FOREIGN COMMON STOCK - continued

                                                              Shares      Value
                                                              ------      -----
CHINA -- 1.5%
  China International Marine Containers, Cl B ..........      59,000   $ 93,795
  China Southern Airlines, Cl H* .......................     146,000     36,500
  Huaneng Power International, Cl H ....................     124,000     76,308
  Konka Group, Cl B ....................................      38,100     24,179
  Shanghai Chlor-Alkali Chemical, Cl B* ................      46,300     32,966
                                                                       --------
                                                                        263,748
                                                                       --------
COLOMBIA -- 1.2%
  Bavaria ..............................................      68,700    205,377
                                                                       --------
EGYPT -- 1.7%
  Alexandria National Iron & Steel* ....................       7,000    163,514
  Middle & West Delta Flour Mills ......................      11,800     68,979
  Misr International Bank ..............................       7,375     41,520
  National Societe General Bank ........................       7,500     34,060
                                                                       --------
                                                                        308,073
                                                                       --------
GREECE -- 0.0%
  Natinal Bank of Greece ...............................           4        103
                                                                       --------
HONG KONG -- 4.3%
  Beijing Enterprises ..................................     218,000    271,103
  China Mobile* ........................................     158,200    479,670
  Legend Holdings ......................................      28,000     11,756
                                                                       --------
                                                                        762,529
                                                                       --------
HUNGARY -- 0.5%
  Egis Rt ..............................................       2,400     95,761
                                                                       --------
INDONESIA -- 2.1%
  Indah Kiat Pulp and Paper* ...........................     838,500      8,005
  Indosat ..............................................     305,500    246,441
  Medco Energi International ...........................     846,000    119,126
                                                                       --------
                                                                        373,572
                                                                       --------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 2001

--------------------------------------------------------------------------------

FOREIGN COMMON STOCK - continued

                                                              Shares      Value
                                                              ------      -----
ISRAEL -- 0.8%
  Teva Pharmaceutical Industries .......................       1,500 $   95,601
  United Mizrahi Bank* .................................      17,900     47,956
                                                                     ----------
                                                                        143,557
                                                                     ----------
MALAYSIA -- 6.3%
  Berjaya Sports Toto ..................................      22,000     28,716
  British American Tobacco Malaysia ....................      36,000    324,474
  Digi.com* ............................................         143        157
  Edaran Otomobil Nasional .............................      68,000    140,474
  IOI Properties .......................................      68,500     83,642
  Kulim Malaysia .......................................     176,000     62,063
  Malakoff .............................................      40,000     98,947
  Malayan Cement .......................................     227,000     53,763
  Multi-Purpose Holdings* ..............................     190,000     31,000
  Petronas Gas .........................................      13,000     19,158
  Public Finance .......................................      53,000     53,279
  Saship Holdings (b)* .................................     481,000         --
  TAN Chong Motor Holdings .............................     706,000    234,095
                                                                     ----------
                                                                      1,129,768
                                                                     ----------
MEXICO -- 9.6%
  Altos Hornos de Mexico (b)* ..........................     178,000         --
  America Movil, Ser L* ................................      98,000     73,299
  Carso Global Telecom* ................................     162,000    303,794
  Cemex ................................................      28,000    128,621
  Controladora Comercial Mexicana ......................     107,000     63,608
  Grupo Celanese (b)* ..................................      99,000         --
  Grupo Financiero Banorte, Cl O* ......................      71,000    114,727
  Grupo Financiero BBVA Bancomer, Cl O* ................     113,000     85,739
  Grupo Herdez, Ser B ..................................     188,000     38,608
  Telefonos de Mexico, Ser L ...........................     473,600    806,738
  TV Azteca ............................................     101,000     30,239
  Vitro, Ser A .........................................      69,000     55,934
                                                                     ----------
                                                                      1,701,307
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 2001

--------------------------------------------------------------------------------

FOREIGN COMMON STOCK - continued

                                                          Shares        Value
                                                      ------------   -----------
PAKISTAN -- 2.6%
      Engro Chemicals Pakistan ...................         75,500      $  68,978
      HUB Power* .................................        468,000        172,782
      Muslim Commercial Bank .....................        282,837        117,561
      Pakistan Telecommunication .................        139,500         40,929
      Shell Pakistan .............................         17,600         58,380
                                                                       ---------
                                                                         458,630
                                                                       ---------
PERU -- 2.4%
      Banco Credito del Peru, Cl C ...............         98,618         41,575
      Banco Wiese Sudameris* .....................        171,630          8,483
      Buenaventura, Cl B .........................         23,900        239,799
      Cementos Lima ..............................          3,712         41,226
      Credicorp ..................................         10,000         81,100
      Volcan Compania Minera, Cl B* ..............        207,149         18,068
                                                                       ---------
                                                                         430,251
                                                                       ---------
PHILIPPINES -- 1.9%
      Ayala Land .................................      1,271,800        107,717
      Bank of the Philippine Islands .............         27,400         21,361
      Equitable PCI Bank .........................        127,840         44,295
      Petron* ....................................      2,475,700         48,609
      Philippine Long Distance Telephone .........         12,200         89,240
      San Miguel, Cl B ...........................         37,290         32,301
                                                                       ---------
                                                                         343,523
                                                                       ---------
POLAND -- 3.5%
      Agora* .....................................          8,600        116,228
      Bank Pekao* ................................         11,200        206,657
      Bank Rozwoju Eksportu ......................          5,800        151,669
      Bank Zachodni WBK* .........................          5,348         55,417
      Big Bank Gdanski* ..........................         61,640         42,933
      Debica .....................................          5,684         44,452
                                                                       ---------
                                                                         617,356
                                                                       ---------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 2001

--------------------------------------------------------------------------------

   FOREIGN COMMON STOCK - continued

                                                        Shares            Value
                                                      ----------      ----------
RUSSIA -- 4.6%
      Lukoil ADR .............................            6,770       $  300,461
      Surgutneftegaz ADR .....................           31,520          399,831
      Tatneft ADR ............................           11,400          113,430
                                                                      ----------
                                                                         813,722
                                                                      ----------
SOUTH AFRICA -- 8.3%
      African Bank Investments ...............           60,300           55,967
      Anglogold ..............................            4,100          138,386
      Grintek ................................           94,600           31,107
      Johnnic Communications* ................           12,000           18,266
      Murray & Roberts Holdings* .............          364,571          291,969
      Pretoria Portland Cement ...............            6,300           46,110
      Remgro .................................           15,550          105,730
      Sasol ..................................           84,900          741,166
      Woolworths Holdings ....................          142,500           55,927
                                                                      ----------
                                                                       1,484,628
                                                                      ----------
SOUTH KOREA -- 17.0%
      Anam Semiconductor* ....................           13,000           29,614
      Daelim Industrial ......................            9,000           77,143
      Daewoo Motor Sales* ....................           20,000           39,768
      Dongkuk Steel Mill .....................           30,028           61,679
      Dongwon Securities* ....................           25,000          102,317
      H&CB ...................................            1,000           26,062
      Hanaro Telecom* ........................           62,000          118,734
      Hyundai Department Store ...............            3,000           37,066
      Hyundai Motor ..........................            9,692          155,671
      Kia Motors* ............................            2,000           12,958
      Kookmin Bank ...........................            4,000           61,776
      Korea Electric Power ...................            3,000           47,259
      LG Cable ...............................            6,000           61,158
      LG Electronics .........................           31,569          327,879
      LG Engineering & Construction ..........            9,000           79,923
      Nong Shim ..............................            2,000           90,347
      Samsung Electronics ....................            7,165          959,944
      Samsung SDI ............................            6,600          265,019
      SK Telecom .............................            1,400          265,405
      SK .....................................           18,905          168,612
      Tong Yang Securities* ..................           12,000           27,521
                                                                      ----------
                                                                       3,015,855
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 2001

--------------------------------------------------------------------------------

   FOREIGN COMMON STOCK - continued

                                                          Shares         Value
                                                        ----------    ----------
SRI LANKA -- 1.7%
      Blue Diamond Jewellery World* ..............        103,890     $    3,673
      DFCC Bank ..................................         67,759         70,029
      Hayleys ....................................         54,544         45,987
      John Keells Holdings .......................        199,824        115,760
      Sampath Bank* ..............................        105,000         61,970
                                                                      ----------
                                                                         297,419
                                                                      ----------
TAIWAN -- 8.4%
      Advanced Semiconductor Engineering* ........        278,477        141,154
      Asustek Computer ...........................         32,600        111,421
      Cathay Construction ........................        601,000        133,169
      Delta Electronic Industrial ................          6,600          7,283
      Far Eastern Department Store ...............        210,600         36,905
      Formosa Chemicals & Fibre ..................        122,040         68,576
      Fuh Hwa Securites ..........................        599,253        208,285
      Inventec ...................................        106,800         51,041
      Lite-On Technology .........................        124,000         75,064
      Macronix International* ....................         78,156         46,180
      Mercuries & Associates* ....................        193,600        100,936
      Micro-Star International ...................         31,000         69,587
      Mitac International ........................        122,000         41,344
      Orient Semiconductor Electro* ..............         42,064          7,676
      Ritek ......................................         16,900         16,349
      Shin Kong Life Insurance* ..................        275,250        154,666
      Silitek ....................................        151,340        104,327
      Yageo* .....................................        211,575        123,176
                                                                      ----------
                                                                       1,497,139
                                                                      ----------
THAILAND -- 1.6%
      Charoen Pokphand Foods .....................      1,301,000        151,313
      Delta Electronics, "F"* ....................         26,200        108,410
      First Bangkok City Bank (b)* ...............        272,600             --
      National Finance, "F"* .....................        136,600         26,581
      Nava Finance Public (b)* ...................        167,300             --
                                                                      ----------
                                                                         286,304
                                                                      ----------
TURKEY -- 2.6%
      Akbank TAS .................................     59,942,000        118,678
      Netas Telekomunik ..........................        958,200         21,380
      TAT Konserve ...............................              1             --

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 2001

--------------------------------------------------------------------------------

   FOREIGN COMMON STOCK - continued

                                                                           Shares           Value
                                                                        ------------     -----------
      Tupras Turkiye Petrol Rafine ....................................    6,827,300     $    45,058
      Turk Sise Ve Cam Fabrikalari* ...................................            7              --
      Turkiye Garanti Bankasi* ........................................   27,019,766         127,738
      Turkiye IS Bankasi, Cl C ........................................   35,704,454         127,917
      Tutunbank* ......................................................            1              --
      Yapi Ve Kredi Bankasi* ..........................................   13,935,000          25,400
                                                                                         -----------
                                                                                             466,171
                                                                                         -----------
UNITED KINGDOM -- 0.0%
      South African Breweries .........................................            1               6
                                                                                         -----------
VENEZUELA -- 1.9%
      Banco Venezolano de Credito .....................................       49,856         113,957
      Compania Anonima Nacional Telefonos de Venezuela* ...............       71,994         227,477
      Siderurgica Venezolana Sivensa* .................................           78              --
                                                                                         -----------
                                                                                             341,434
                                                                                         -----------
      TOTAL FOREIGN COMMON STOCK
         (Cost $21,177,050) ...........................................                   15,864,397
                                                                                         -----------
   FOREIGN PREFERRED STOCK -- 9.3%
BRAZIL -- 9.3%
      Banco Bradesco ..................................................   30,001,000         114,380
      Banco do Brasil .................................................   48,200,000         164,940
      Banco Itau ......................................................    5,100,000         325,330
      Brasil Telecom ..................................................   13,504,809          51,889
      Brasil Telecom Participacoes ....................................           60              --
      Centrais Eletricas Brasileiras ..................................   55,700,000         689,698
      Companhia Brasileira de Distribuicao Grupo Pao de Pacucar .......          921              13
      Companhia de Bebidas das Americas ...............................          545              89
      Companhia Siderurgica Tubarao ...................................          719               4
      Eletricidade e Servicos* ........................................          638              --
      Embratel Participacoes ..........................................           60              --
      Gerdau Metalurgica ..............................................   15,443,920         172,333
      Gerdau ..........................................................    2,402,722          16,891
      Lojas Americanas* ...............................................          327              --
      Petrobras Distribuidora .........................................    4,000,000          43,117

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 2001

--------------------------------------------------------------------------------

   FOREIGN PREFERRED STOCK - continued

                                                                               Shares           Value
                                                                             ---------        ---------
      Sao Carlos Empreendimentos e Participacoes ........................          327        $       1
      Sao Paulo Alpargatas ..............................................      810,000           35,853
      Serrana ...........................................................        4,661                2
      Tele Celular Sul Participacoes ....................................           60               --
      Tele Centro Oeste Celular Participacoes ...........................           65               --
      Tele Nordeste Celular Participacoes ...............................           60               --
      Tele Norte Celular Participacoes ..................................           60               --
      Tele Norte Leste Participacoes ....................................          159                2
      Telecomunicacoes de Sao Paulo .....................................           60                1
      Telefonica Data Brasil Holding* ...................................           60               --
      Telemar Norte Leste* ..............................................      900,000           13,223
      Telemig Celular Participacoes .....................................           60               --
      Telesp Celular Participacoes ......................................          502                1
      Vale do Rio Doce (b)* .............................................       19,960               --
      Votorantim Celulose e Papel .......................................    1,100,000           33,059
                                                                                              ---------
      TOTAL FOREIGN PREFERRED STOCK
         (Cost $2,014,474) ..............................................                     1,660,826
                                                                                              ---------
   FOREIGN RIGHTS -- 0.0%
PERU -- 0.0%
      Banco Wiese Sudameris, Expires 11/09/01* ..........................      146,810               --
                                                                                              ---------
      TOTAL FOREIGN RIGHTS
         (Cost $0) ......................................................                            --
                                                                                              ---------
   SHORT-TERM INVESTMENT -- 0.1%

                                                                              Face
                                                                             Amount
                                                                         ---------------
REPURCHASE AGREEMENT -- 0.1%
      JP Morgan Chase Securities, Inc. 2.40%, dated 10/31/01,
         due 11/01/01, to be repurchased at $10,001,
         collateralized by $8,601 of various U.S. Treasury
         obligations, valued at: $10,337 (Cost $10,000) .................      $10,000           10,000
                                                                                             ----------
      TOTAL INVESTMENTS -- 98.6%
         (Cost $23,201,524) (a) .........................................                    17,535,223
                                                                                             ----------
      OTHER ASSETS AND LIABILITIES, NET -- 1.4% .........................                       256,595
                                                                                             ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                              ACADIAN EMERGING MARKETS PORTFOLIO
                                       OCTOBER 31, 2001

--------------------------------------------------------------------------------

   NET ASSETS CONSIST OF:

                                                                       Value
                                                                    -----------

     Paid in Capital ...........................................    $27,554,501
     Undistributed net investment income .......................         12,886
     Accumulated net realized loss .............................     (4,094,017)
     Net unrealized depreciation ...............................     (5,681,552)
                                                                    -----------
     Total Net Assets -- 100.0% ................................    $17,791,818
                                                                    ===========

     Institutional Class Shares:
     Shares Issued and Outstanding
        ($0.001 par value) (Authorized 25,000,000) .............      2,339,101
     Net Asset Value, Offering and Redemption Price Per Share ..          $7.61
                                                                    ===========

  *  Non-Income Producing Security
ADR  American Depositary Receipt
 Cl  Class
  F  Foreign Shares
Ser  Series

(a) The cost for federal income tax purposes was $23,216,055. At October 31, 2001, net unrealized depreciation for all securities based on tax cost was $5,680,832. This consisted of aggregate unrealized appreciation for all securities of $1,609,509 and aggregate gross unrealized depreciation for all securities of $7,290,341.
(b)  Securities are fair valued by the Board of Directors.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 2001

--------------------------------------------------------------------------------

At October 31, 2001, sector diversification of the Portfolio was as follows (Unaudited):

                                                       % of           Market
Sector Diversification                              Net Assets         Value
----------------------                              ----------     -----------
Foreign Common Stocks
Agriculture .....................................       1.2%       $   213,376
Airlines ........................................       0.2             36,500
Audio/Video .....................................       0.2             24,179
Automotive ......................................       2.5            447,176
Banks ...........................................       9.7          1,727,678
Building & Construction .........................       5.6          1,004,302
Chemicals .......................................       1.0            170,522
Computers .......................................       1.7            299,881
Consumer Products ...............................       0.3             59,607
Containers ......................................       0.5             93,795
Diversified Operations ..........................       3.2            569,580
Electrical Components & Equipment ...............      14.8          2,638,666
Financial Services ..............................       4.4            778,505
Food, Beverage & Tobacco ........................       4.3            760,225
Gas .............................................       0.1             19,158
Insurance .......................................       0.9            154,666
Leisure Products ................................       0.2             28,716
Medical .........................................       1.1            191,362
Metals ..........................................       3.5            621,446
Multimedia ......................................       0.9            164,733
Paper & Related Products ........................        --              8,005
Petroleum & Fuel Products .......................      11.2          1,994,673
Real Estate .....................................       1.8            324,528
Retail ..........................................       2.7            474,684
Semiconductors ..................................       1.3            224,624
Telephones & Telecommunications .................      15.9          2,833,810
                                                    -------        -----------
Total Foreign Common Stock ......................      89.2         15,864,397
Total Preferred Stock ...........................       9.3          1,660,826
Foreign Rights ..................................        --                 --
Repurchase Agreement ............................       0.1             10,000
                                                    -------        -----------
Total Investments ...............................      98.6         17,535,223
Other Assets and Liabilities, Net ...............       1.4            256,595
                                                    -------        -----------
Net Assets ......................................     100.0%       $17,791,818
                                                    =======        ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
                                             FOR THE YEAR ENDED OCTOBER 31, 2001

--------------------------------------------------------------------------------

   STATEMENT OF OPERATIONS

Investment Income
Dividends ......................................................   $   710,808
Interest .......................................................         4,925
Less: Foreign Taxes Withheld ...................................      (102,757)
                                                                   -----------
      Total Income .............................................       612,976
                                                                   -----------
Expenses
Investment Advisory Fees -- Note B .............................       206,644
Administrative Fees -- Note C ..................................        85,461
Printing Fees ..................................................        32,360
Custodian Fees .................................................        31,474
Audit Fees .....................................................        24,079
Registration and Filing Fees ...................................        15,210
Transfer Agent Fees ............................................        14,346
Shareholder Servicing Fees -- Note F ...........................        13,234
Legal Fees .....................................................         7,475
Directors' Fees -- Note E ......................................         4,985
Other Expenses .................................................        19,241
                                                                   -----------
      Net Expenses Before Expense Offset .......................       454,509
Expense Offset -- Note A .......................................          (544)
                                                                   -----------
      Net Expenses After Expense Offset ........................       453,965
                                                                    ----------
Net Investment Income ..........................................       159,011
                                                                   -----------
Net Realized Loss on:
      Investments ..............................................    (1,737,841)
      Foreign Currency Transactions ............................      (145,973)
                                                                   -----------
Net Realized Loss on Investments
      and Foreign Currency Transactions ........................    (1,883,814)
                                                                   -----------
Net Change in Unrealized Appreciation (Depreciation) on:
      Investments ..............................................    (1,059,694)
      Foreign Currency Transactions ............................        (5,744)
                                                                   -----------
Net Change in Unrealized Appreciation (Depreciation) ...........    (1,065,438)
                                                                   -----------
Net Loss on Investments and Foreign Currency ...................    (2,949,252)
                                                                   -----------
Net Decrease in Net Assets Resulting from Operations ...........   $(2,790,241)
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                                                                   Year Ended       Year Ended
                                                                                   October 31,      October 31,
                                                                                      2001             2000
                                                                                 ---------------  ---------------
Increase (Decrease) in Net Assets
Operations:
      Net Investment Income ..........................................           $    159,011      $    307,701
      Net Realized Gain (Loss) .......................................             (1,883,814)       13,128,081
      Net Change in Unrealized Appreciation (Depreciation)
            on Investments and Foreign Currency Transactions .........             (1,065,438)       (8,090,807)
                                                                                 ------------      ------------
      Net Increase (Decrease) in Net Assets Resulting
            from Operations ..........................................             (2,790,241)        5,344,975
                                                                                 ------------      ------------
Distributions:
      Net Investment Income ..........................................               (152,121)         (630,056)
                                                                                 ------------      ------------
      Total Distributions ............................................               (152,121)         (630,056)
                                                                                 ------------      ------------
Capital Share Transactions:
      Issued .........................................................              5,758,327        10,328,203
      Issued in Lieu of Cash Distributions ...........................                148,245           620,089
      Redemption Fees -- Note I ......................................                 10,314            17,537
      Redeemed .......................................................             (7,610,847)      (70,271,816)
                                                                                 ------------      ------------
      Net Decrease from Capital Share Transactions....................             (1,693,961)      (59,305,987)
                                                                                 ------------      ------------
         Total Decrease ..............................................             (4,636,323)      (54,591,068)
                                                                                 ------------      ------------
Net Assets:
      Beginning of Period ............................................             22,428,141        77,019,209
                                                                                 ------------      ------------
      End of Period (including undistributed net investment
            income of $12,886 and $151,969, respectively) ............           $ 17,791,818      $ 22,428,141
                                                                                 ============      ============
Shares Issued and Redeemed:
      Issued .........................................................                680,500           895,725
      Issued in Lieu of Cash Distributions............................                 17,839            55,663
      Redeemed .......................................................               (894,263)       (6,621,916)
                                                                                 ------------      ------------
      Net Decrease in Shares Issued and Redeemed .....................               (195,924)       (5,670,528)
                                                                                 ============      ============


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                               Years Ended October 31,
                                                --------------------------------------------------------
                                                  2001        2000       1999*        1998        1997
                                                --------    --------    --------    --------    --------
Net Asset Value,
      Beginning of Period ................      $  8.85     $  9.39     $  6.75     $ 11.28     $ 12.12
                                                -------     -------     -------     -------     -------
Income from Investment
      Operations
Net Investment Income ....................         0.07        0.16        0.10        0.11        0.16
Net Realized and Unrealized
      Gain (Loss) ........................        (1.25)      (0.59)+      2.63       (3.99)+     (0.85)
                                                -------     -------     -------     -------     -------
Total from Investment
      Operations .........................        (1.18)      (0.43)       2.73       (3.88)      (0.69)
                                                -------     -------     -------     -------     -------
Distributions:
Net Investment Income ....................        (0.06)      (0.11)      (0.09)      (0.14)      (0.12)
Net Realized Gain ........................           --          --          --       (0.51)      (0.03)
                                                -------     -------     -------     -------     -------
      Total Distributions ................        (0.06)      (0.11)      (0.09)      (0.65)      (0.15)
                                                -------     -------     -------     -------     -------
Net Asset Value, End of Period ...........      $  7.61     $  8.85     $  9.39     $  6.75     $ 11.28
                                                =======     =======     =======     =======     =======
Total Return .............................       (13.40)%     (5.20)%     41.49%     (36.00)%     (5.71)%
                                                =======     =======     =======     =======     =======
Ratios and Supplemental Data
Net Assets, End of Period
      (Thousands) ........................      $17,792     $22,428     $77,019     $88,665     $80,220
Ratio of Expenses to Average
      Net Assets .........................         2.20%       2.09%       1.61%@      1.61%@      1.50%
Ratio of Net Investment Income
      to Average Net Assets ..............         0.77%       0.65%       1.11%       1.60%       1.31%
Portfolio Turnover Rate ..................           84%         38%         45%         32%         28%

 *  Per share amounts for the period are based on average outstanding shares.
 + The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchases of Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.
 @ The ratio of net operating expenses to average net assets, excluding foreign tax expense, is 1.53% and 1.59% for the years ended October 31, 1999 and 1998, respectively.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

      UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Acadian Emerging Markets Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At October 31, 2001, the UAM Funds were comprised of 38 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers.

      A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

           1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. The converted value is based on the bid price of the foreign currency against U.S. dollars quoted by a pricing vendor. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Board of Directors.

           2. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

           The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

      3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

      4. Foreign Currency Translation: The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

      5. Forward Foreign Currency Exchange Contracts: The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.

      6. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income annually. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

      The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

      Permanent book and tax basis differences resulted in reclassification of $145,973 decrease to undistributed net investment income and $145,973 decrease in accumulated net realized loss.

      Permanent book and tax basis differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

      7. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets for custodian balance credits.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

           8. Accounting Standards Issued But Not Yet Adopted: On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Portfolio does not expect any material impact on results of operations or financial conditions of the Portfolio upon adoption of the provisions of the Guide.

      B. Investment Advisory Services: Under the terms of an investment advisory agreement, Acadian Asset Management, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation, "UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 2.50% of average daily net assets.

      C. Administrative Services: Prior to April 1, 2001, UAM Fund Services, Inc. ("UAMFSI"), a wholly owned subsidiary of UAM, provided and oversaw administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds, under a Fund Administration Agreement (the "Agreement"). UAMFSI had entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST") and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the UAM Funds.

      Pursuant to the Agreement, the Portfolio paid UAMFSI 0.093% per annum of the average daily net assets of the Portfolio, an annual base fee of $72,500 and a fee based on the number of active shareholder accounts.

      For the five months ended March 31, 2001 UAMFSI was paid $42,840, of which $17,237 was paid to SEI for their services, $7,204 to DST for their services and $4,541 to UAMSSC for their services.

      Effective April 1, 2001, SEI (the "Administrator") was appointed the administrator and began providing administrative services to the UAM Funds under an Administration Agreement (the "Administration Agreement").

      Pursuant to the Administration Agreement, the Portfolio pays the Administrator 0.093% per annum of the average daily net assets of the Portfolio and an annual base fee of $54,500. For the seven months ending October 31, 2001 the Administrator was paid $42,621.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

      Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center ("PBHGSSC", formerly UAMSSC) whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds pay PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account. For the seven months ended October 31, 2001, the Portfolio paid PBHGSSC $3,435.

      D. Distribution Services: Prior to April 1, 2001, UAM Fund Distributors, Inc. ("UAMFDI"), a wholly owned subsidiary of UAM, distributed the shares of the UAM Funds. UAMFDI did not receive any fee or other compensation with respect to the Portfolio.

      Effective April 1, 2001, Funds Distributor, Inc. (the "Distributor") was appointed as the distributor and began providing services to the UAM Funds. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

      E. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

      F. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

      G. Purchases and Sales: For the year ended October 31, 2001, the Portfolio made purchases of $16,974,308 and sales of $18,779,149 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

      H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001 such commitment fee shall be computed at 0.09% per annum), payable at the end of each

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. For the year period ended October 31, 2001, the Portfolio had no borrowings under the agreement.

      1. Other: At October 31, 2001, 82% of total shares outstanding were held by 3 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

      The Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 90 days. For the year ended October 31, 2001 there were $10,314 in redemption fees retained.

      At October 31, 2001, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

      The Portfolio invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

      At October 31, 2001, the Portfolio had available a capital loss carryover for Federal income tax purposes of approximately $4,079,487, of which $2,338,319 will expire in 2007 and $1,741,168 will expire in 2009.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
UAM Funds, Inc. and Shareholders of
Acadian Emerging Markets Portfolio

      In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Acadian Emerging Markets Portfolio (one of the portfolios constituting UAM Funds, Inc., hereafter referred to as the "Fund") at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
December 14, 2001

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

Federal Income Tax Information (Unaudited):

Foreign taxes during the fiscal year ended October 31, 2001 amounting to $102,757 are expected to be passed through to the shareholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 2001 which shareholders of this Portfolio will receive in late January, 2002.

      In addition, for the year ended October 31, 2001, gross income derived from sources within foreign countries amounted to $710,808 for the Portfolio.

                                     NOTES

                                     NOTES

                                     NOTES

UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

Officers and Directors

James F. Orr, III                     Linda T. Gibson
Director, President and Chairman      Vice President and Secretary

John T. Bennett, Jr.                  Sherry Kajden Vetterlein
Director                              Vice President and Assistant Secretary

Nancy J. Dunn                         Christopher Salfi
Director                              Treasurer

Philip D. English                     Suzan M. Barron
Director                              Assistant Secretary

William A. Humenuk                    Molly S. Mugler
Director                              Assistant Secretary

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-826-5465
www.uam.com

Investment Adviser
Acadian Asset Management, Inc.
Ten Post Office Square
Boston, MA 02110

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.